ORDINARY SHARES (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Feb. 22, 2024
ORDINARY SHARES
Common stock, authorized price per share			$ 50
Common shares, shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Common shares, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common shares, shares issued	694,185,038	694,134,038
Common shares, shares outstanding	676,877,794	676,826,794
Westwood
ORDINARY SHARES
Proceeds from Issuance of ordinary shares to Westwood	$ 23
Westwood | Purchase Agreement
ORDINARY SHARES
Number of shares issued	51,000
Proceeds from Issuance of ordinary shares to Westwood	$ 105